Accounts Receivable, Net (Tables)	12 Months Ended
Mar. 31, 2023
Accounts Receivable [Abstract]
Schedule of accounts receivable
	As of March 31,
	2023	2022

Accounts receivable – third parties	$2,867,308	$2,780,295
Accounts receivable – related parties	-	1,315,875
Total accounts receivable, gross	2,867,308	4,096,170
Less: allowance for doubtful accounts	(1,522,739)	(762,992)
Accounts receivable, net	$1,344,569	$3,333,178

Schedule of allowance for doubtful accounts
	For the years ended March 31,
	2023	2022

Beginning balance	$762,992	$270,693
Additional reserve through bad debt expense	820,352	477,299
Exchange rate difference	(60,605)	15,000
Ending balance	$1,522,739	$762,992